Bank loans: (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of loans and advances to banks [Abstract]
Disclosure of Detailed Information About Credit Lines [Text Block]
At December 31, 2017, the Company has used the total amount of these credits as shown in the next page,

	Credit line		Credit line		Principal		Commissions and		Term				Fair
Bank	foreign currency		used in pesos		amortization		interests - Net		Short		Long		value

Santander, S.A.			Ps	2,000,000	Ps		Ps	14,875	Ps	14,875	Ps	2,000,000	Ps	2,089,786
BBVA Bancomer, S. A.				4,000,000		4,000,000
BBVA Bancomer, S. A				2,000,000				(10,576)		2,967		1,986,467		2,091,065
BBVA Bancomer, S. A.	USD	72,500		1,425,560				3,215		5,675		1,423,100		1,540,499
Bank of America Merrill Lynch (*)	USD	72,500		1,425,560				3,215		5,675		1,423,100		1,535,374

Total Mexico	USD	145,000	Ps	10,851,120	Ps	4,000,000	Ps	10,729	Ps	29,182	Ps	6,832,667	Ps	7,256,724

Bancolombia	COP	150,000,000	Ps	1,295,381	Ps		Ps	(2,595)	Ps	103,100	Ps	1,189,686	Ps	1,204,983
CorpBanca Colombia		102,000,000		813,757				(633)		2,840		810,284		819,385
Banco Davivienda		90,000,000		718,021				(1,159)		2,488		714,374		722,990
Banco de Bogotá		37,000,000		328,111				(1,047)		34,159		292,905		297,229
Banco de Occidente		37,000,000		295,187				(1,258)		1,031		292,898		297,229
Banco Popular		8,000,000		63,824				(941)		369		62,514		64,266
Banco AV Villas		8,000,000		63,824				(49)		223		63,552		64,266
Servicios Financieros		8,000,000		63,824				(1,243)		79		62,502		64,266

Total Airplan	COP	440,000,000	Ps	3,641,929	Ps		Ps	(8,925)	Ps	144,289	Ps	3,488,715	Ps	3,534,614

			Ps	14,493,049	Ps	4,000,000	Ps	1,804	Ps	173,471	Ps	10,321,382	Ps	10,791,338

At December 31, 2018, the Company has used the total amount of these credit lines as shown below:

	Credit line		Credit line		Principal			Commissions and	Term				Fair
Bank	foreign currency		used in pesos		amortization			interests - Net	Short		Long		value

Santander, S. A.			Ps	2,000,000	Ps		Ps	(10,733)	Ps		Ps	1,989,267	Ps	2,132,256
BBVA Bancomer, S. A.				2,000,000				(1,598)		2,731		1,995,671		2,135,210
BBVA Bancomer, S. A.	USD	72,500		1,425,560		1,425,560
Bank of America Merrill Lynch	USD	72,500		1,425,560		1,425,560

Total México	USD	145,000	Ps	6,851,120	Ps	2,851,120	Ps	(12,331)	Ps	2,731	Ps	3,984,938	Ps	4,267,466

Bancolombia, S. A.	COP	146,250,000	Ps	1,099,078	Ps		Ps	2,656	Ps	58,958	Ps	1,042,776	Ps	1,065,445
Corpbanca Colombia, S. A.		99,450,000		747,684				2,947		40,030		710,601		724,502
Banco Davivienda, S. A.		87,750,000		659,584				2,064		35,317		626,331		639,267
Banco de Bogotá, S. A.		36,074,210		270,972				144		14,528		256,588		262,810
Banco de Occidente, S. A.		36,074,228		270,970				135		14,527		256,578		262,810
Banco Popular, S. A.		7,799,030		58,389				(580)		3,275		54,534		56,824
Banco AV Villas, S. A.		7,800,000		58,642				233		3,141		55,734		56,824
Servicios Financieros, S. A.		7,800,000		58,393				(867)		3,008		54,518		56,824

Total Airplan	COP	428,997,468	Ps	3,223,712	Ps		Ps	6,732	Ps	172,784	Ps	3,057,660	Ps	3,125,306

					Ps	2,851,120	Ps	(5,599)	Ps	175,515	Ps	7,042,598	Ps	7,392,772

(*)	The following variables were used to determine the fair values of the loans at December 31, 2017 and 2018:

As a result of the business combination in Airplan on October 19, 2017, a fair value of the syndicated loan, valued at its amortized cost, was determined, increasing its value by Ps605,382. The debt contracted in the original currency (the Colombian peso) plus this adjustment to fair value will result in COP535,125,402.

México
:

2017:

-	FRA LIBOR Curve 6 months.
-	FRA TIIE Curve 28.
-	LIBOR Discount curve 3 months.
-	Implicite curve weights.
-	Probability of default ASUR.

2018:

-	FRA TIIE Curve 28 at December 31, 2018.
-	Implicit Curve Weights as of December 31, 2018.
-	Probability of default ASUR at December 31, 2018.

Airplan
:

2017:

-	Spot Rate (DTF) at the start date of each of the provisions.
-	Colombian reference rate

Level 2 of fair value hierarchy

2018:

-	Spot Rate (DTF) at the start date of each of the provisions.
-	Colombian reference rate as of December 31, 2018.
-	Probability of default ASUR at December 31, 2018.

The participants of this syndicated loan are:

Amount
Entity	(COP)

Bancolombia, S. A.	$150,000,000
Corpbanca Colombia, S. A.	102,000,000
Banco Davivienda, S. A.	90,000,000
Banco de Bogotá, S. A.	37,000,000
Banco de Occidente, S. A.	37,000,000
Banco Popular, S. A.	8,000,000
Banco AV Villas, S. A.	8,000,000
Servicios Financieros, S. A.	8,000,000

$440,000,000